Consolidated Statement of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss and comprehensive loss	$ (13,445)	$ (10,825)
Items not affecting cash:
Depreciation and amortization	8,414	8,049
Non-cash warrant expense	670	274
Gain on acquisition		(14,786)
Provision for loan losses	9,451	19,899
Credit facility and debenture interest expense	12,364	19,026
Accretion related to debentures	963	761
Stock based compensation expense	1,371	1,732
Revaluation losses	2,426	276
Other non-operating (income) expenses	(606)	184
Cash flows from (used in) operations before changes in working capital	21,608	24,590
Changes in:
Net collection (issuance) of loans receivable	2,080	(22,207)
Proceeds from sale of loan book	31,572
Prepaid expenses, deposits and other assets	513	239
Accounts payable and accruals	(3,328)	(323)
Cash generated from operating activities	52,445	2,299
Interest paid	(8,640)	(17,509)
Cash provided by (used in) operating activities	43,805	(15,210)
Investing activities
Purchases of property and equipment	(23)	(647)
Investment in intangible assets	(4,796)	(8,438)
Cash used in investing activities	(4,819)	(9,085)
Financing activities
Investment portfolio	(150)
Cash acquired upon acquisition of Difference Capital Financial Inc.		10,246
Proceeds from sale of investment		2,114
Lease liabilities – principal payments	(444)	(833)
Net advances (repayments) from (on) debentures	(399)	2,201
Net repayments on credit facilities	(38,859)	(225)
Proceeds against warrants conversion	2,011
Cash received on options exercised	557	770
Cash provided by (used in) financing activities	(37,284)	14,273
Net increase (decrease) in cash	1,702	(10,022)
Cash and cash equivalent, beginning of year	10,417	20,439
Cash and cash equivalent, end of year	$ 12,119	$ 10,417